RELATED PARTY TRANSACTIONS - Summary (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Compania de Financiamiento TUYA S.A
Expenses
Impairment loss	$ 106,574
Stockholders with an interest equal or higher than 20% of the Bank's capital
Assets
Financial assets investments	6,050	$ 5,711	$ 2,755
Derivative financial instruments	48,747	191
Loans and advances to customers	1,850,407	947,150	937,190
Allowance for loans, advances and lease losses	(1,455)	(9,746)	(3,028)
Other assets	17,951	17,520	7,644
Total assets	1,921,700	960,826	944,561
Liabilities
Deposits by customers	1,434,117	1,364,663	2,101,846
Derivative financial instruments	14	23
Other liabilities	23,070	26,803	1,120
Total liabilities	1,457,201	1,391,489	2,102,966
Income
Interest on loans and financial leases	157,451	74,896	29,092
Valuation on financial instruments	97
Fees and commissions income	744,000	929,721	737,402
Dividends and net income on equity investments	213	30	58
Net foreign exchange and Derivatives Foreign exchange contracts	63,060	(10,158)	(1,840)
Other operating income	48,531	50,816	278
Net income	1,013,352	1,045,305	764,990
Expenses
Interests expenses	181,085	112,403	16,564
Credit impairment charges, net	(8,307)	10,171	3,043
Fees and commissions expenses	590	19	17
Employee benefits	89,199	76,455	60,221
Other administrative and general expenses	159,184	161,367	14,148
Total expenses	421,751	360,415	93,993
Stockholders with an interest equal or higher than 20% of the Bank's capital | Previously reported
Assets
Other assets		54,842
Liabilities
Other liabilities		163,385
Directors and senior management
Assets
Derivative financial instruments		5	25
Loans and advances to customers	22,437	28,935	17,821
Allowance for loans, advances and lease losses	(50)	(49)	(84)
Other assets	18	41	913
Total assets	22,405	28,932	18,675
Liabilities
Deposits by customers	16,312	14,433	8,175
Derivative financial instruments	209		6
Other liabilities	59	56	368
Total liabilities	16,580	14,489	8,549
Income
Interest on loans and financial leases	1,783	1,249	759
Fees and commissions income	98	100	98
Net foreign exchange and Derivatives Foreign exchange contracts	(218)	984	1,112
Other operating income	9	28
Net income	1,672	2,361	1,969
Expenses
Interests expenses	1,038	301	93
Credit impairment charges, net	4	50	92
Employee benefits	93	117	19
Other administrative and general expenses	2,492	2,056	1,724
Total expenses	3,627	2,524	1,928
Associates and joint ventures
Assets
Financial assets investments	54,001	51,991	9,635
Derivative financial instruments	7,297	8
Loans and advances to customers	271,676	342,896	234,956
Allowance for loans, advances and lease losses	(760)	(3,470)	(5,360)
Investments in associates and joint ventures	2,997,603	2,915,633	2,720,559
Other assets	271,263	209,350	172,636
Total assets	3,601,080	3,516,408	3,132,426
Liabilities
Deposits by customers	141,853	161,708	194,864
Derivative financial instruments	1,068	27,571	8,565
Other liabilities	70,387	54,017	36,596
Total liabilities	213,308	243,296	240,025
Income
Interest on loans and financial leases	27,925	21,715	11,443
Valuation on financial instruments	11,998	994	1,560
Fees and commissions income	14,647	20,574	13,056
Dividends and net income on equity investments	109,563	224,602	289,423
Net foreign exchange and Derivatives Foreign exchange contracts	27,174	(30,484)	(9,966)
Other operating income	9,806	99,855	55,524
Net income	201,113	337,256	361,040
Expenses
Interests expenses	8,261	8,483	1,403
Credit impairment charges, net	(1,193)	(550)	5,123
Fees and commissions expenses	152,563	180,951	130,950
Other administrative and general expenses	23,644	30,792	32,071
Total expenses	$ 183,275	$ 219,676	$ 169,547